Amortization expense (Details)	Dec. 31, 2016 USD ($)
Amortization expense Details
Amortization expense for 2017	$ 2,309
Amortization expense for 2018	2,309
Amortization expense for 2019	2,309
Amortization expense for 2020	2,309
Amortization expense for Thereafter	18,172
Amortization expense Total	$ 29,717